Annual Total Returns[BarChart] - Hartford Dividend and Growth HLS Fund - IA	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.32%	13.59%	31.92%	12.96%	(1.16%)	14.89%	18.36%	(5.32%)	28.60%	7.77%